FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Investments Measured at Fair Value on a Recurring Basis

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$206,400

Liabilities:
Derivative liabilities	$-	$-	$484,368

September 30, 2012
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$309,600

Liabilities:
Derivative liabilities	$-	$-	$1,104,499